Debt and other liabilities - Schedule of convertible promissory notes (Details)	Jun. 30, 2024 USD ($)
Convertible Promissory Note [Abstract]
Convertible promissory note	$ 2,508,685
Promissory Loan Note	2,887,017
Total convertible promissory notes	$ 5,395,702